Other Provisions	12 Months Ended
Dec. 31, 2022
Other Provisions Disclosure [Abstract]
Other Provisions
24.	Other provisions:

As of December 31, 2022 and 2021, this item is composed as follows:

	2022	2021
	MCh$	MCh$
Provisions for obligations of customer loyalty and merit programs	33,609	35,937
Provisions for operational risk	2,838	694
Provisions for lawsuits and litigation	—	—
Other provisions for contingencies	264	264
Total	36,711	36,895

(a)	The following table shows the changes in provisions during the year 2022 and 2021:

	Provisions for obligations of customer loyalty and merit programs	Provisions for operational risk	Provisions for lawsuits and litigation	Other provisions for contingencies	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2021	30,187	311	244	264	31,006
Provisions established	5,750	383	—	—	6,133
Provisions used	—	—	—	—	—
Provisions released	—	—	(244)	—	(244)
Balances as of December 31, 2021	35,937	694	—	264	36,895

Balances as of January 1, 2022	35,937	694	—	264	36,895
Provisions established	—	2,144	—	—	2,144
Provisions used	—	—	—	—	—
Provisions released	(2,328)	—	—	—	(2,328)
Balances as of December 31, 2022	33,609	2,838	—	264	36,711